Earnings (loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of earnings (loss) per share calculation

	2017	2016	2015 (*)
	US$'000	US$'000	US$'000
	(except for share amounts)	(except for share amounts)	(except for share amounts)
Basic loss per ordinary share computation
Numerator:
Loss attributable to the Parent	(678)	(338,427)	(43,268)
Denominator:
Weighted average basic shares outstanding	171,949,128	171,838,153	99,699,262
Basic loss per ordinary share	—	(1.97)	(0.43)

Diluted loss per ordinary share computation
Numerator:
Loss attributable to the Parent	(678)	(338,427)	(43,268)
Denominator:
Weighted average basic shares outstanding	171,949,128	171,838,153	99,699,262
Effect of dilutive securities	—	—	—
Weighted average dilutive shares outstanding	171,949,128	171,838,153	99,699,262
Diluted loss per ordinary share	—	(1.97)	(0.43)